Loans and Borrowings (Details)		6 Months Ended		12 Months Ended
	Jan. 17, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jan. 17, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Loans and Borrowings [Line Items]
Short term loan		$ 1,026,919		$ 1,006,920		$ 352,814
Short term net book value				$ 918,198
Long term book value						2,455,890
Unsecured and bears interest of per week (in Euro) | €																€ 200
Matured date				January 31, 2023	January 31, 2023
Unpaid charged with late fees		50,000		$ 50,000	€ 200	15,591
Bears interest, percentage	0.75%
Interest expense				4,706
Accrued interest						38,838	$ 133,083
Loan repayment			$ (347)	$ (347)		16,602
Short Term Bank Loans [Member]
Loans and Borrowings [Line Items]
Short term loan							875,016
Interest rate, percentage				3.00%						3.00%	3.00%
Long Term Bank Loans [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage			3.00%
Long term loan							2,497,155
Interest expenses paid						124,205
Other Loans [Member]
Loans and Borrowings [Line Items]
Interest expenses paid				$ 4,706		13,808
Bears interest, percentage		18.00%		18.00%	18.00%
Interest expense		$ 1,180		$ 3,422		9,210
Accrued interest		40,018		38,838
Loan [Member]
Loans and Borrowings [Line Items]
Loan received							65,507
Loan repayment				102,585
Holigen [Member]
Loans and Borrowings [Line Items]
Loan received									€ 124,890		£ 124,890
Loan balance		$ 142,462		$ 146,614		129,716
Other related parties [member]
Loans and Borrowings [Line Items]
Interest rate, percentage				1.00%						1.00%	1.00%
Additional loans	$ 48,666													€ 45,000
Other related parties [member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Loan received															$ 30,224	€ 25,000
Arm’s Length [Member]
Loans and Borrowings [Line Items]
Loan received							65,507						$ 86,880
Bears interest, percentage		7.00%		7.00%	7.00%
Interest expense				$ 18,802
Arm’s Length [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Loan received							$ 77,450						$ 105,000
Bears interest, percentage		7.00%		7.00%	7.00%
Interest expense			$ 4,640			8,854
Accrued interest
Arm’s Length [Member] | Loan [Member]
Loans and Borrowings [Line Items]
Loan received		$ 171,247		$ 171,247				$ 237,061		$ 237,061
Bears interest, percentage		12.00%		12.00%	12.00%
Interest expense		$ 28,069
Accrued interest		390,414		373,051
Bears interest		100,000		(100,000)				137,061		137,061
Non-interest bearing		$ 71,247		$ (71,247)				$ 100,000		$ 100,000
Director [Member]
Loans and Borrowings [Line Items]
Interest rate, percentage	1.00%													1.00%
Additional loans						65,282
Director [Member] | Other Loans [Member]
Loans and Borrowings [Line Items]
Additional loans						$ 65,282						$ 87,133